OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block Supplement [Abstract]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table presents information related to stock options at March 31, 2017:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	2,294,642	6.5	1,838,059
2.01-3.00	5,650,548	5.1	5,062,869
3.01-4.00	300,000	8.0	300,000
	8,245,190	5.6	7,200,928

The following table presents information related to stock options at December 31, 2016:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	2,294,642	6.8	1,810,976
2.01-3.00	5,650,548	5.3	4,917,663
3.01-4.00	300,000	8.3	300,000
	8,245,190	5.8	7,028,639

Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the stock option activity and related information for the 2012 Plan for the three months ended March 31, 2017 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2016	8,245,190	$2.24	5.8	$-
Grants	-		0	$-
Exercised	-
Canceled	-
Outstanding at March 31, 2017	8,245,190	$2.24	5.6	$-
Exercisable at March 31, 2017	7,200,928	$2.28	5.4	$-

A summary of the stock option activity and related information for the 2012 Plan for the years ended December 31, 2016 and 2015 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	5,990,190	$2.25	6.7	$3,267,692
Grants	1,800,000	2.70	8.9	$-
Exercised	(10,000)	2.09	-	-
Canceled	-			-
Outstanding at December 31, 2015	7,780,190	$2.30	6.4	$-
Grants	905,000	1.71	10.0	$-
Exercised	-
Canceled	(440,000)	$2.24
Outstanding at December 31, 2016	8,245,190	$2.24	5.8	$-
Exercisable at December 31, 2016	7,028,639	$2.28	5.5	$-

Share-based Compensation Arrangements by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]
During the year ended December 31, 2015, the Company granted an aggregate of 1,800,000 options to purchase the Company’s common stock in connection with the services rendered at exercise prices from $1.56 to $3.99 per share for a term of seven years. Vesting is as follows:

737,500	Exercisable immediately
155,000	Per quarter, over one year
250,000	Per quarter, over three years
225,000	One year anniversary
300,000	1/12 per month beginning first month anniversary
100,000	50% one year anniversary, 50% two year anniversary
32,500	Performance contingent
1,800,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of the granted options for the year ended December 31, 2015 was determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	-0-%
Volatility	118.56% to 130.30%
Risk free rate:	1.19% to 2.37%
Expected life:	7 to 10 years
Estimated fair value of the Company’s common stock	$1.42 to $3.99
Estimated forfeiture rate	0%
Risk-free interest rate	1.08% - 2.04%
Dividend yield	0%
Stock price volatility	109.3% to 122.82%
Expected life	5 – 10 years
Weighted average grant date fair value	$1.47

Nonvested Restricted Stock Shares Activity [Table Text Block]
The following table summarizes the restricted stock activity for the two years ended December 31, 2016:

Total restricted shares issued as of December 31, 2016	135,000
Granted	-
Vested	(45,000)
Vested restricted shares as of March 31, 2017	-
Unvested restricted shares as of March 31, 2017	90,000

The following table summarizes the restricted stock activity for the two years ended December 31, 2016:

Restricted shares issued as of January 1, 2015	-
Granted	175,000
Total restricted shares issued as of December 31, 2015	175,000
Granted	180,000
Vested	(220,000)
Vested restricted shares as of December 31, 2016	-
Unvested restricted shares as of December 31, 2016	135,000

Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block]
The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at March 31, 2017:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	6,298,009	February 2018 to March 2020
$1.84	35,076	January 2020
$1.95	1,689,026	October 2018 to September 2019
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	10,419,655

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at December 31, 2016:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	4,967,971	February 2018 to May 2020
$1.84	35,076	January 2020
$1.95	1,689,026	October 2018 to September 2019
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.10	38,572	June 2019
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	9,128,189

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of the warrant activity for the three months ended March 31, 2017 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2016	9,128,189	$1.96	2.1	$494,099
Grants	1,330,038	$1.50	3.0	-
Exercised	-
Canceled	(38,572)	$2.10	2.4	-
Outstanding at March 31, 2017	10,419,655	$1.96	2.1	$494,099

Vested and expected to vest at March 31, 2017	10,419,655	$1.90	2.0	$555,431
Exercisable at March 31, 2017	10,419,655	$1.90	2.0	$555,431

A summary of the warrant activity for the years ended December 31, 2016 and 2015 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	5,113,990	$1.71	3.6	6,041,436
Grants	3,728,479	$2.62	2.3	-
Exercised	(164,184)	$1.58	-	-
Canceled	(1,599,600)	$2.50	-	-
Outstanding at December 31, 2015	7,078,685	$2.02	3.0	$497,933
Grants	2,049,504	1.74	2.5	-
Exercised	-
Canceled	-
Outstanding at December 31, 2016	9,128,189	$1.96	2.1	$494,099

Vested and expected to vest at December 31, 2016	9,128,189	$1.96	2.1	$494,099
Exercisable at December 31, 2016	9,128,189	$1.96	2.1	$494,099